UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/ Vivian Pan     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $347,690 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    10802   220215 SH       SOLE                    25345        0   194870
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     9398   115417 SH       SOLE                     4395        0   111022
AT&T INC                       COM              00206R102    11822   386209 SH       SOLE                    42685        0   343524
BAYTEX ENERGY CORP             COM              07317Q105     9309   159455 SH       SOLE                    17340        0   142115
BRISTOL MYERS SQUIBB CO        COM              110122108    10296   389554 SH       SOLE                    44445        0   345109
CENTURYLINK INC                COM              156700106      319     7675 SH       SOLE                        0        0     7675
CHEVRON CORP NEW               COM              166764100    12634   117539 SH       SOLE                    13395        0   104144
CINCINNATI FINL CORP           COM              172062101    10452   318741 SH       SOLE                    39865        0   278876
CINEMARK HOLDINGS INC          COM              17243V102     7162   370115 SH       SOLE                    38965        0   331150
CONAGRA FOODS INC              COM              205887102    10727   451645 SH       SOLE                    51590        0   400055
CONOCOPHILLIPS                 COM              20825C104    12506   156594 SH       SOLE                    17680        0   138914
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    11484   147797 SH       SOLE                    16355        0   131442
DONNELLEY R R & SONS CO        COM              257867101    11263   595270 SH       SOLE                    65465        0   529805
DORCHESTER MINERALS LP         COM UNIT         25820R105     1702    58200 SH       SOLE                     1050        0    57150
DU PONT E I DE NEMOURS & CO    COM              263534109    11999   218282 SH       SOLE                    23940        0   194342
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      219     6050 SH       SOLE                        0        0     6050
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     4910    75990 SH       SOLE                     2825        0    73165
ENERPLUS CORP                  COM              292766102    11786   372260 SH       SOLE                    41800        0   330460
ENTERPRISE PRODS PARTNERS L    COM              293792107      215     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      618     7348 SH       SOLE                        0        0     7348
FNB CORP PA                    COM              302520101     7735   733895 SH       SOLE                    97810        0   636085
GENUINE PARTS CO               COM              372460105    11187   208555 SH       SOLE                    23305        0   185250
HEINZ H J CO                   COM              423074103    10524   215570 SH       SOLE                    23640        0   191930
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102     9178   396465 SH       SOLE                    47095        0   349370
KIMBERLY CLARK CORP            COM              494368103    13062   200120 SH       SOLE                    22070        0   178050
KRAFT FOODS INC                CL A             50075N104      296     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    13974   570385 SH       SOLE                    55995        0   514390
LINCOLN EDL SVCS CORP          COM              533535100     3621   227860 SH       SOLE                    25390        0   202470
LOCKHEED MARTIN CORP           COM              539830109    11182   139083 SH       SOLE                    15885        0   123198
MERCK & CO INC NEW             COM              58933Y105    10439   316231 SH       SOLE                    33205        0   283026
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     5061   616471 SH       SOLE                    54694        0   561777
RAYONIER INC                   COM              754907103    10985   176291 SH       SOLE                    16555        0   159736
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105    11592   420745 SH       SOLE                    46780        0   373965
SONOCO PRODS CO                COM              835495102     9999   275978 SH       SOLE                    27215        0   248763
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     7822    90141 SH       SOLE                     3925        0    86216
SYSCO CORP                     COM              871829107    12598   454796 SH       SOLE                    51010        0   403786
TELEFONICA S A                 SPONSORED ADR    879382208     3503   138910 SH       SOLE                    12665        0   126245
UNILEVER PLC                   SPON ADR NEW     904767704    11219   366400 SH       SOLE                    40085        0   326315
VALLEY NATL BANCORP            COM              919794107     5124   367060 SH       SOLE                    42580        0   324480
VERIZON COMMUNICATIONS INC     COM              92343V104    10142   263167 SH       SOLE                    26950        0   236217
W P CAREY & CO LLC             COM              92930Y107     8824   247180 SH       SOLE                    26675        0   220505